Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 12,564	$ 11,649
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 10,829	$ 9,399
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 12,023	$ 10,955
% of Total	95.70%	94.00%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 436	$ 615
% of Total	3.50%	5.30%
76% to 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 17	$ 21
% of Total	0.10%	0.20%
Greater than 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 88	$ 58
% of Total	0.70%	0.50%
Performing
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 10,448	$ 9,077
% of Total	96.50%	96.60%
Nonperforming
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 381	$ 322
% of Total	3.50%	3.40%